Jan. 31, 2016
FEDERATED EMERGING MARKET DEBT FUND

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2016
The following changes are effective February 29, 2016.
2. Under the section “What are the Fund's Main Investment Strategies?,” the sixth sentence of the first paragraph is deleted in its entirety and replaced with the following:
“The Fund may invest significantly in derivative contracts to implement its investment strategies, as more fully described herein.”
3. Under the section “What are the Fund's Main Investment Strategies?,” the second to last paragraph is deleted and replaced with the following:
“The Fund may invest significantly in derivative contracts to implement its investment strategies. The Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
■	increase or decrease the effective duration of the Fund portfolio (the Fund has no duration target);
■	seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates (Volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes.);
■	obtain premiums from the sale of derivative contracts;
■	realize gains from trading a derivative contract; or
■	hedge against potential losses.
While the Adviser may use derivatives to limit the negative effect on the Fund's investment returns inclusive of those losses that may be incurred due to anticipated changes in the relative values of selected currencies in the portfolio, the Adviser will not attempt to fully insulate the Fund's investment returns from the influence of currency fluctuations on portfolio investments denominated in foreign currencies.
There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.”